Consolidated Consolidated Statements Of Equity (Deficit) - USD ($) $ in Thousands	Total	Bridge Notes	Promissory Notes	Retroactive application of the recapitalization	Previously Reported	Adoption of accounting standards	Adjusted balance	Common Stock warrants	Common Stock warrants Merger	Preferred Stock	Common Stock	Common Stock Bridge Notes	Common Stock Promissory Notes	Common Stock Retroactive application of the recapitalization	Common Stock Previously Reported	Common Stock Adjusted balance	Common Stock Common Stock warrants	Common Stock Common Stock warrants Merger	Common Stock Common Class A	Common Stock Common Class A Retroactive application of the recapitalization	Common Stock Common Class A Previously Reported	Common Stock Common Class A Adjusted balance	Common Stock Common Class B	Common Stock Common Class B Retroactive application of the recapitalization	Common Stock Common Class B Previously Reported	Common Stock Common Class B Adjusted balance	Common Stock Preferred Stock	Additional Paid-in Capital	Additional Paid-in Capital Bridge Notes	Additional Paid-in Capital Promissory Notes	Additional Paid-in Capital Retroactive application of the recapitalization	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Adjusted balance	Additional Paid-in Capital Common Stock warrants	Additional Paid-in Capital Common Stock warrants Merger	Additional Paid-in Capital Preferred Stock	Treasury Stock	Treasury Stock Retroactive application of the recapitalization	Treasury Stock Previously Reported	Treasury Stock Adjusted balance	Accumulated Deficit	Accumulated Deficit Retroactive application of the recapitalization	Accumulated Deficit Previously Reported	Accumulated Deficit Adoption of accounting standards	Accumulated Deficit Adjusted balance
Beginning balance, Carrying amount at Dec. 31, 2019	$ 0			$ (171,321)	$ 171,321		$ 0
Beginning balance, Shares outstanding (in shares) at Dec. 31, 2019	0			(76,971,000)	76,971,000		0
Ending balance, Carrying amount at Dec. 31, 2020	$ 0
Ending balance, Shares outstanding (in shares) at Dec. 31, 2020	0
Balance at beginning of period at Dec. 31, 2019	$ (18,295)			$ 171,321	$ (189,616)	$ (650)	$ (18,945)				$ 3			$ 3	$ 0	$ 3			$ 0	$ (1)	$ 1	$ 0	$ 0	$ (1)	$ 1	$ 0		$ 185,501			$ 158,820	$ 26,681	$ 185,501				$ 0	$ 12,500	$ (12,500)	$ 0	$ (203,799)	$ 0	$ (203,799)	$ (650)	$ (204,449)
Balance at beginning of period (in shares) at Dec. 31, 2019											31,074,000			31,074,000	0	31,074,000			0	(72,319,000)	72,319,000	0	0	(83,987,000)	83,987,000	0											0	(11,500,000)	11,500,000	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	2,390																											2,390
Issuance of subsidiary preferred stock (Note 16)										$ 3,247																										$ 3,247
Issuance of common stock upon exercise of stock options	30																											30
Issuance of common stock upon exercise of stock options (in shares)											188,000
Issuance of common stock upon vesting of restricted stock awards (in shares)											2,376,000
Issuance of common stock in connection with acquisition (in shares)											55,000
Stock issued during period (in shares)																											999,000
Net loss	(19,535)																																								(19,535)
Balance at end of period at Dec. 31, 2020	$ (32,813)										$ 3								$ 0				$ 0					191,168									$ 0				(223,984)
Balance at end of period (in shares) at Dec. 31, 2020	34,692,000										34,692,000								0				0														0
Ending balance, Carrying amount at Dec. 31, 2021	$ 0
Ending balance, Shares outstanding (in shares) at Dec. 31, 2021	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 42,582																											42,582
Issuance of common stock due to Bridge Notes	106,353										$ 2																	106,351
Issuance of common stock due to Bridge Notes (in shares)											20,343,000
Issuance of common stock upon exercise of stock options	$ 130																											130
Issuance of common stock upon exercise of stock options (in shares)	1,045,000										1,044,000
Issuance of common stock upon vesting of restricted stock awards (in shares)											546,000
Issuance of common stock upon vesting of restricted stock units (in shares)											111,000
Issuance of common stock on conversion (in shares)												7,736,000	1,000				3,251,000	11,187,000
Issuance of common stock on conversion		$ 77,097						$ 2,289	$ 38,329			$ 1						$ 1											$ 77,096					$ 2,289	$ 38,328
Issuance of sponsor earn-out shares	$ (17,659)																											(17,659)
Reverse recapitalization, net (in shares)											34,584,000
Reverse recapitalization, net (Note 4)	200,917										$ 4																	202,195													(1,282)
Conversion of bridge notes and accrued interest into common stock			$ 8,038																											$ 8,038
Net loss	(245,643)																																								(245,643)
Balance at end of period at Dec. 31, 2021	$ 179,620										$ 11								$ 0				$ 0					$ 650,518									$ 0				$ (470,909)
Balance at end of period (in shares) at Dec. 31, 2021	114,452,000										114,452,000								0				0														0
Balance at beginning of period (in shares) at Sep. 08, 2021	31,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reverse recapitalization, net (in shares)	34,584,000